Borrowings and financial liabilities - Main characteristics of the ATLAS ORNANE (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) D item	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Par value of each ORNANE | €	€ 10,000
Subscription price as percentage of nominal value	97.00%	97.00%
Maturity period	12 months
Conversion ratio	92
Number of trading days used to calculate conversion price | D	15
Convertible notes to Atlas
Disclosure of financial liabilities [line items]
Par value of each ORNANE | €	€ 25,000
Subscription price as percentage of nominal value	97.00%
Maturity period	24 months
Number of trading days used to calculate conversion price | item	10
Cash redemption, number of days used to calculate | item	10
Cash redemption multiple of lowest weighted average price	1.15%